Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Non-Cancellable Lease (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Maturities of lease liabilities:
Remainder of 2024	$ 162,202
2024		$ 240,818
Total undiscounted cash flows	162,202	240,818
Less discounting	(3,237)	(6,775)
Present value of lease liabilities	$ 158,965	$ 234,043	$ 519,006